Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Research and development expenses	$ 8,054	$ 3,909	$ 3,873
Sales and marketing expenses	1,325	1,951
General and administrative expenses	5,391	7,572	2,447
Other income			51
Operating loss	14,770	13,432	6,269
Finance expense	181	3,524	959
Finance income	(4,678)	(1)
Loss before tax	10,273	16,955	7,228
Taxes on income
Total net loss	10,273	16,955	7,228
Other comprehensive loss, net of tax:
Exchange (losses)profits arising on translation to presentation currency	(2,138)	845	(599)
Total comprehensive loss	$ 12,411	$ 16,110	$ 7,827
Weighted average number of ordinary shares (in Shares)	10,794,594	5,306,225	1,967,790
Basic and diluted loss per share (in Dollars per share)	$ (0.95)	$ (3.2)	$ (3.67)